Assets held for sale	12 Months Ended
Dec. 31, 2020
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Assets held for sale
5.	Assets held for sale
The Commercial Aviation business unit assets and liabilities were measured and presented as assets and liabilities “held for sale” as of December 31, 2019, since on that reporting period the transaction started with Boeing was classified as “highly probable” as per definitions of IFRS 5. Details regarding of the now terminated transaction are disclosed in Note 1.1.1.
The segregation of assets and liabilities “held for sale” considered the terms approved by the parties in the MTA related to the Commercial Aviation business unit and related services, as well as segregation criteria of certain assets and liabilities. Further details regarding the segregation process are disclosed in Note 4 of the annual consolidated financial statements as of December 31, 2019.
In the statement of financial position and explanatory notes as of December 31, 2020, the balances designated as “held for sale” as of December 31, 2019 were reclassified to its former accounts, as presented in table below:

ASSETS HELD FOR SALE	Note	12.31.2019
Cash and cash equivalents		1,452.5
Financial investments		47.5
Trade accounts receivable, net		144.7
Customer and commercial financing		10.7
Contract assets		33.8
Inventories		1,079.6
Guarantee deposits		0.5
Income tax and social contribution		2.1
Other assets		111.5
Deferred income tax and social contribution		34.3
Property, plant and equipment	15	1,089.7
Intangible assets	17	1,157.5
Right of use	16	10.2
TOTAL		5,174.6

LIABILITIES HELD FOR SALE	Note	12.31.2019
Trade accounts payable		474.7
Lease liability	19	9.4
Loans and financing		3,301.3
Other payables		132.5
Contract liabilities		746.1
Taxes and payroll charges payable		8.9
Income tax and social contribution		54.9
Financial guarantee and residual value guarantee	24	140.3
Unearned income		47.7
Provisions	25.1	39.5
Deferred income tax and social contribution		28.7
TOTAL		4,984.0

Details of financial assets and liabilities “held for sale” as of December 31, 2019 are disclosed in Note 27.